Eaton Vance
Diversified Currency Income Fund
July 31, 2026 (Unaudited)

Eaton Vance Diversified Currency Income (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests its assets in International Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2026, the value of the Fund’s investment in the Portfolio was $113,175,788 and the Fund owned 36.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 0.4%

Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.4%
Heritage Lending Group BV, 19.50%, 5/5/29	UZS	14,450,000	$ 1,209,727
JSCB Agrobank, 20.75%, 9/15/28	UZS	2,500,000	221,783
Total Foreign Corporate Bonds (identified cost $1,154,230)			$ 1,431,510

Sovereign Government Bonds — 24.0%

Security	Principal Amount (000's omitted)		Value
Brazil — 0.4%
Brazil Letras do Tesouro Nacional, 0.00%, 4/1/27	BRL	7,000	$ 1,270,552
			$ 1,270,552
Chile — 0.6%
Bonos de la Tesoreria de la Republica en pesos, 4.90%, 11/1/27	CLP	1,780,000	$ 1,945,987
			$ 1,945,987
Czech Republic — 0.9%
Czech Republic Government Bonds, 0.25%, 2/10/27	CZK	62,960	$ 2,946,143
			$ 2,946,143
Dominican Republic — 1.5%
Dominican Republic Bonds:
8.00%, 1/15/27(1)	DOP	3,970	$ 67,838
8.00%, 2/12/27(1)	DOP	11,950	204,145
10.75%, 6/1/36(2)	DOP	11,850	222,950
10.75%, 6/1/36(1)	DOP	100,000	1,881,439
13.00%, 6/10/34(1)	DOP	25,400	523,016
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	900	15,340
9.50%, 11/30/29(1)	DOP	100,000	1,716,835
			$ 4,631,563
Egypt — 0.0%†
Egypt Government Bonds, 24.458%, 10/1/27	EGP	2,400	$ 46,060
			$ 46,060
Security	Principal Amount (000's omitted)		Value
Georgia — 1.3%
Georgia Treasury Bonds:
8.25%, 8/28/29	GEL	5	$ 1,919
9.75%, 1/27/27	GEL	10,508	4,050,761
			$ 4,052,680
Hungary — 1.3%
Hungary Government Bonds, 1.50%, 8/26/26	HUF	1,311,500	$ 4,137,350
			$ 4,137,350
Iceland — 2.4%
Republic of Iceland, 6.75%, 10/15/26	ISK	926,500	$ 7,503,256
			$ 7,503,256
Malaysia — 0.9%
Malaysia Government Bonds, 3.502%, 5/31/27	MYR	11,300	$ 2,774,337
			$ 2,774,337
Paraguay — 1.2%
Paraguay Government Bonds:
7.90%, 2/9/31(2)	PYG	7,853,000	$ 1,270,533
7.90%, 2/9/31(1)	PYG	3,813,000	616,904
8.50%, 3/4/35(2)	PYG	1,592,000	258,425
8.50%, 3/4/35(1)	PYG	9,840,000	1,597,300
			$ 3,743,162
Peru — 2.1%
Peru Government Bonds, 6.35%, 8/12/28	PEN	20,850	$ 6,487,658
			$ 6,487,658
Poland — 0.8%
Republic of Poland Government Bonds, 0.00%, 1/25/27	PLN	10,051	$ 2,646,760
			$ 2,646,760
Romania — 1.2%
Romania Government Bonds, 5.80%, 7/26/27	RON	17,600	$ 3,853,885
			$ 3,853,885
Serbia — 1.0%
Serbia Treasury Bonds, 7.00%, 10/26/31	RSD	299,670	$ 3,169,554
			$ 3,169,554

International Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
South Africa — 0.5%
Republic of South Africa Government Bonds, 10.50%, 12/21/27	ZAR	26,000	$ 1,634,692
			$ 1,634,692
Sri Lanka — 2.5%
Sri Lanka Government Bonds:
11.00%, 10/15/28	LKR	2,077,000	$ 6,225,595
11.75%, 6/15/29	LKR	500,000	1,519,104
			$ 7,744,699
Sweden — 2.3%
Sweden Government Bonds:
0.75%, 5/12/28(1)	SEK	11,000	$ 1,121,345
1.00%, 11/12/26(1)	SEK	58,225	6,098,722
			$ 7,220,067
Turkey — 1.2%
Turkiye Government Bonds:
40.358%, (1 day TRY TLREF + 0.00%), 7/4/29(3)	TRY	6,248	$ 131,353
40.854%, (1 day TRY TLREF + 0.00%), 6/16/27(3)	TRY	12,498	266,422
41.497%, (1 day TRY TLREF + 0.00%), 8/19/26(3)	TRY	152,123	3,226,136
			$ 3,623,911
Uzbekistan — 1.0%
Republic of Uzbekistan Bonds, 12.25%, 4/13/29(1)	UZS	36,980,000	$ 3,160,180
			$ 3,160,180
Zambia — 0.9%
Zambia Government Bonds:
13.00%, 12/17/28	ZMW	16,000	$ 837,040
13.00%, 6/26/33	ZMW	961	46,048
14.50%, 2/16/28	ZMW	1,500	81,518
14.90%, 2/16/29	ZMW	3,000	162,191
16.00%, 2/16/33	ZMW	2,836	153,199
16.60%, 2/16/36	ZMW	7,500	404,190
17.59%, 2/16/41	ZMW	21,300	1,148,628
			$ 2,832,814
Total Sovereign Government Bonds (identified cost $75,910,708)			$ 75,425,310

U.S. Government Agency Mortgage-Backed Securities — 0.0%†

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 4.985%, (COF + 1.793%), with maturity at 2035(4)	$50	$ 50,037
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $50,277)		$ 50,037

Short-Term Investments — 72.8%

Affiliated Fund — 9.6%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(5)	30,050,835	$ 30,050,835
Total Affiliated Fund (identified cost $30,050,835)		$ 30,050,835

Sovereign Government Securities — 19.6%

Security	Principal Amount (000's omitted)		Value
Albania — 0.7%
Albanian Treasury Bills, 0.00%, 1/28/27	ALL	170,330	$ 2,068,707
			$ 2,068,707
Canada — 1.8%
Canada Treasury Bills, 0.00%, 9/9/26	CAD	8,063	$ 5,737,594
			$ 5,737,594
Egypt — 5.8%
Egypt Treasury Bills:
0.00%, 9/22/26	EGP	675,000	$ 12,839,819
0.00%, 12/1/26	EGP	45,600	829,074
0.00%, 2/2/27	EGP	265,000	4,620,150
			$ 18,289,043
Hungary — 4.2%
National Bank of Hungary Bills, 0.00%, 8/6/26	HUF	4,178,000	$ 13,201,553
			$ 13,201,553
New Zealand — 0.6%
New Zealand Treasury Bills:
0.00%, 10/21/26	NZD	1,700	$ 995,134

International Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
New Zealand (continued)
New Zealand Treasury Bills: (continued)
0.00%, 11/18/26	NZD	1,350	$ 788,386
			$ 1,783,520
Nigeria — 4.5%
Nigeria OMO Bills:
0.00%, 8/4/26	NGN	113,397	$ 83,067
0.00%, 8/11/26	NGN	738,819	541,661
0.00%, 8/18/26	NGN	195,158	142,493
0.00%, 8/25/26	NGN	4,327,932	3,147,263
0.00%, 9/1/26	NGN	42,224	30,583
0.00%, 9/8/26	NGN	450,640	325,126
0.00%, 9/15/26	NGN	173,767	124,887
0.00%, 9/22/26	NGN	40,105	28,714
0.00%, 9/29/26	NGN	94,468	67,601
0.00%, 10/6/26	NGN	812,261	577,276
0.00%, 10/13/26	NGN	23,176	16,412
0.00%, 10/20/26	NGN	4,329,230	3,054,822
0.00%, 10/27/26	NGN	5,725,055	4,025,655
0.00%, 11/3/26	NGN	107,679	75,450
0.00%, 11/10/26	NGN	1,331,093	929,331
0.00%, 1/12/27	NGN	865,901	585,966
0.00%, 1/19/27	NGN	624,275	421,046
			$ 14,177,353
Norway — 0.9%
Norway Treasury Bills, 0.00%, 12/16/26(1)(2)	NOK	28,600	$ 2,969,165
			$ 2,969,165
Singapore — 0.2%
Singapore Treasury Bills, 0.00%, 1/19/27	SGD	1,000	$ 774,273
			$ 774,273
Uganda — 0.9%
Republic of Uganda Treasury Bills, 0.00%, 9/24/26	UGX	10,069,500	$ 2,665,097
			$ 2,665,097
Total Sovereign Government Securities (identified cost $61,892,039)			$ 61,666,305

U.S. Treasury Obligations — 43.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/6/26	$25,520	$ 25,511,855
0.00%, 8/13/26	2,490	2,487,510
0.00%, 9/3/26	10,510	10,477,131
0.00%, 9/10/26(6)	19,481	19,405,960
0.00%, 9/17/26	10,000	9,954,374
0.00%, 9/24/26	10,000	9,946,673
0.00%, 10/8/26(6)	31,860	31,645,587
0.00%, 10/15/26	8,140	8,079,304
0.00%, 10/29/26	10,000	9,911,267
0.00%, 11/5/26	10,000	9,903,405
Total U.S. Treasury Obligations (identified cost $137,288,695)		$137,323,066
Total Short-Term Investments (identified cost $229,231,569)		$229,040,206

Total Purchased Options — 0.1% (identified cost $214,645)	$ 163,981
Total Investments — 97.3% (identified cost $306,561,429)	$306,111,044
Total Written Options — (0.0)%† (premiums received $15,504)	$ (4,101)
Other Assets, Less Liabilities — 2.7%	$ 8,579,042
Net Assets — 100.0%	$314,685,985

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)
Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities
Act of 1933, as amended. At July 31, 2026, the aggregate value of these securities is $19,972,229 or 6.3% of the Portfolio's net assets.

(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $4,721,073 or 1.5% of the Portfolio's net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2026.

International Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

(4)
Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at
July 31, 2026.

(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.
(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put COP	HSBC Bank USA, N.A.	USD	950,000	COP	4,060.00	8/20/26	$7
Put USD vs. Call CLP	Bank of America, N.A.	USD	196,839	CLP	875.00	10/26/26	26,135
Put USD vs. Call CLP	Bank of America, N.A.	USD	1,814,000	CLP	886.00	1/27/27	23,344
Put USD vs. Call CNH	Bank of America, N.A.	USD	1,000,000	CNH	6.60	11/4/26	599
Put USD vs. Call CNH	Barclays Bank PLC	USD	1,000,000	CNH	6.60	11/4/26	599
Put USD vs. Call CNH	Barclays Bank PLC	USD	1,000,000	CNH	6.60	11/10/26	789
Put USD vs. Call CNH	Citibank, N.A.	USD	1,000,000	CNH	6.60	11/4/26	599
Put USD vs. Call CNH	Goldman Sachs International	USD	1,000,000	CNH	6.60	11/4/26	599
Put USD vs. Call CNH	Goldman Sachs International	USD	1,000,000	CNH	6.60	11/10/26	789
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	2,000,000	CNH	6.60	11/4/26	1,198
Put USD vs. Call INR	Bank of America, N.A.	USD	136,300	INR	92.00	10/1/26	3,437
Put USD vs. Call INR	Barclays Bank PLC	USD	1,000,000	INR	94.00	9/10/26	1,286
Put USD vs. Call INR	BNP Paribas	USD	1,000,000	INR	94.00	9/10/26	1,286
Put USD vs. Call INR	Goldman Sachs International	USD	1,000,000	INR	94.00	9/10/26	1,286
Put USD vs. Call INR	Goldman Sachs International	USD	1,200,000	INR	95.00	10/16/26	5,880
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	150,000	INR	92.00	9/30/26	3,696
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	1,000,000	INR	95.00	10/16/26	4,900
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	1,100,000	INR	85.50	1/25/29	1,096
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	600,000	INR	85.50	1/25/29	598
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	510,000	INR	85.50	1/30/29	514
Put USD vs. Call KRW	Bank of America, N.A.	USD	600,000	KRW	1,440.00	9/8/26	6,178
Put USD vs. Call KRW	Barclays Bank PLC	USD	1,000,000	KRW	1,420.00	9/17/26	9,179
Put USD vs. Call KRW	Barclays Bank PLC	USD	375,000	KRW	1,450.00	12/18/26	11,065
Put USD vs. Call KRW	Goldman Sachs International	USD	1,000,000	KRW	1,420.00	9/21/26	9,526
Put USD vs. Call KRW	Goldman Sachs International	USD	900,000	KRW	1,440.00	1/20/27	9,172
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	1,000,000	KRW	1,440.00	9/8/26	10,297
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	1,000,000	KRW	1,420.00	9/28/26	10,307
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	1,200,000	KRW	1,440.00	1/20/27	12,229
Put USD vs. Call KRW	Standard Chartered Bank	USD	700,000	KRW	1,440.00	9/14/26	7,391
Total							$163,981

International Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put INR	Barclays Bank PLC	USD	1,000,000	INR	100.00	9/10/26	$(262)
Call USD vs. Put INR	BNP Paribas	USD	1,000,000	INR	100.00	9/10/26	(262)
Call USD vs. Put INR	Goldman Sachs International	USD	1,000,000	INR	100.00	9/10/26	(262)
Call USD vs. Put INR	Goldman Sachs International	USD	1,200,000	INR	100.50	10/16/26	(1,098)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	1,000,000	INR	100.00	10/16/26	(1,204)
Call USD vs. Put KRW	Barclays Bank PLC	USD	375,000	KRW	1,600.00	12/18/26	(1,013)
Total							$(4,101)

† Amount is less than 0.05% or (0.05)%, as applicable.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	13,821,918	USD	2,654,162	8/4/26	$72,512
BRL	5,478,082	USD	1,065,453	8/4/26	15,217
BRL	5,600,000	USD	1,104,887	8/4/26	(165)
BRL	8,000,000	USD	1,603,062	8/4/26	(24,888)
USD	387,006	BRL	2,000,000	8/4/26	(7,538)
USD	415,368	BRL	2,150,000	8/4/26	(8,766)
USD	579,710	BRL	3,000,000	8/4/26	(12,105)
USD	1,170,469	BRL	6,000,000	8/4/26	(13,161)
USD	1,352,788	BRL	7,000,000	8/4/26	(28,114)
USD	3,072,711	BRL	15,750,000	8/4/26	(34,319)
PHP	19,005,300	USD	309,080	8/6/26	1,343
PHP	18,676,600	USD	303,764	8/6/26	1,291
PHP	19,005,400	USD	309,157	8/6/26	1,268
PHP	9,337,000	USD	151,745	8/6/26	761
PHP	9,306,800	USD	151,389	8/6/26	623
USD	1,221,916	PHP	75,331,100	8/6/26	(8,505)
PHP	13,849,100	USD	224,918	8/7/26	1,281
PHP	6,962,800	USD	113,124	8/7/26	600
PHP	3,753,240	USD	60,979	8/7/26	324
USD	395,789	PHP	24,329,200	8/7/26	(1,584)
USD	438,646	PHP	26,963,640	8/7/26	(1,756)
PEN	3,000,000	USD	885,870	8/11/26	(3,362)
PEN	2,000,000	USD	595,150	8/11/26	(6,810)
CLP	660,711,457	USD	708,451	8/31/26	2,313
COP	7,500,000,000	USD	2,066,144	9/16/26	287,586
EUR	11,951,342	USD	13,816,239	9/16/26	(11,104)
INR	785,428,827	USD	8,178,824	9/16/26	22,216
INR	145,000,000	USD	1,494,879	9/16/26	19,135
INR	4,000,000	USD	42,144	9/16/26	(378)
INR	7,000,000	USD	73,709	9/16/26	(619)

International Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	7,000,000	USD	73,716	9/16/26	$(625)
INR	18,000,000	USD	189,653	9/16/26	(1,707)
KRW	2,200,000,000	USD	1,426,811	9/16/26	98,390
KRW	1,514,000,000	USD	999,076	9/16/26	50,540
KRW	1,313,000,000	USD	866,438	9/16/26	43,830
KRW	937,000,000	USD	617,952	9/16/26	31,645
KRW	813,000,000	USD	536,174	9/16/26	27,458
KRW	755,000,000	USD	496,482	9/16/26	26,939
KRW	731,860,170	USD	481,471	9/16/26	25,908
KRW	654,000,000	USD	430,065	9/16/26	23,336
KRW	635,000,000	USD	417,749	9/16/26	22,479
KRW	1,200,000,000	USD	818,610	9/16/26	13,318
KRW	238,000,000	USD	156,209	9/16/26	8,790
KRW	207,000,000	USD	135,863	9/16/26	7,645
PEN	3,000,000	USD	878,220	9/16/26	3,075
PEN	4,000,000	USD	1,174,191	9/16/26	869
PEN	4,650,000	USD	1,366,883	9/16/26	(876)
PHP	75,331,100	USD	1,220,095	9/16/26	8,826
PHP	87,569,600	USD	1,421,654	9/16/26	6,921
PHP	43,131,300	USD	700,797	9/16/26	2,829
PHP	32,675,160	USD	530,363	9/16/26	2,686
PHP	26,963,640	USD	437,955	9/16/26	1,919
PHP	24,329,200	USD	395,165	9/16/26	1,732
PHP	3,000,000	USD	48,683	9/16/26	258
TWD	26,880,000	USD	832,430	9/16/26	982
TWD	11,760,014	USD	364,019	9/16/26	599
TWD	17,359,986	USD	537,677	9/16/26	568
TWD	6,153,189	USD	194,089	9/16/26	(3,309)
TWD	6,473,368	USD	204,660	9/16/26	(3,954)
TWD	9,082,571	USD	286,092	9/16/26	(4,488)
TWD	7,274,654	USD	230,417	9/16/26	(4,866)
TWD	9,560,598	USD	301,505	9/16/26	(5,079)
TWD	9,960,442	USD	314,873	9/16/26	(6,050)
TWD	11,772,952	USD	371,445	9/16/26	(6,426)
TWD	15,038,000	USD	473,683	9/16/26	(7,430)
TWD	16,226,983	USD	513,139	9/16/26	(10,022)
TWD	16,492,020	USD	521,399	9/16/26	(10,065)
TWD	22,564,015	USD	711,922	9/16/26	(12,326)
TWD	25,000,000	USD	787,719	9/16/26	(12,596)
TWD	28,681,794	USD	904,463	9/16/26	(15,186)
TWD	32,984,092	USD	1,040,636	9/16/26	(17,966)
TWD	46,750,322	USD	1,474,964	9/16/26	(25,474)
USD	172,316	CLP	157,600,000	9/16/26	2,754
USD	130,111	CLP	119,000,000	9/16/26	2,079

International Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	6,172,664	EUR	5,339,486	9/16/26	$4,961
USD	28,189	EUR	24,384	9/16/26	23
USD	1,222,341	KRW	1,820,000,000	9/16/26	(39,416)
USD	292,980	PEN	1,000,000	9/16/26	(785)
USD	13,403	PHP	814,502	9/16/26	115
USD	3,887	PHP	236,640	9/16/26	26
USD	3,173	PHP	195,724	9/16/26	(20)
USD	12,856	PHP	790,830	9/16/26	(45)
USD	12,804	PHP	789,015	9/16/26	(68)
BRL	15,750,000	USD	3,030,876	10/2/26	34,241
BRL	6,000,000	USD	1,154,568	10/2/26	13,096
TWD	2,067,000	USD	64,778	10/8/26	(698)
TWD	2,069,000	USD	64,920	10/8/26	(778)
TWD	2,788,000	USD	87,343	10/8/26	(912)
TWD	3,270,000	USD	102,620	10/8/26	(1,246)
TWD	3,000,000	USD	95,033	10/8/26	(2,029)
TWD	3,190,000	USD	101,181	10/8/26	(2,287)
TWD	4,380,000	USD	138,827	10/8/26	(3,042)
TWD	5,390,000	USD	170,895	10/8/26	(3,799)
TWD	3,422,000	USD	106,937	10/13/26	(856)
TWD	6,844,000	USD	213,902	10/13/26	(1,738)
TWD	10,265,900	USD	320,129	10/13/26	(1,887)
TWD	11,666,726	USD	363,934	10/13/26	(2,266)
TWD	9,169,000	USD	286,666	10/13/26	(2,427)
TWD	12,273,600	USD	383,158	10/13/26	(2,678)
TWD	18,058,774	USD	564,478	10/13/26	(4,657)
TWD	5,125,534	USD	162,417	10/22/26	(3,537)
TWD	9,420,466	USD	298,314	10/22/26	(6,302)
USD	706,832	CLP	660,711,457	10/28/26	(4,351)
CLP	524,559,131	USD	561,586	10/30/26	3,058
USD	1,277,209	BRL	7,000,000	4/2/27	(35,081)
					$465,841

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	234,774,100	USD	4,603,414	Citibank, N.A.	8/3/26	$ —	$(13,500)
PHP	51,394,100	USD	833,373	Societe Generale	8/3/26	6,126	—
PHP	28,072,700	USD	455,076	Societe Generale	8/3/26	3,479	—
PHP	18,968,000	USD	307,523	Societe Generale	8/3/26	2,311	—
PHP	18,546,480	USD	300,855	Societe Generale	8/3/26	2,093	—

International Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PHP	18,546,480	USD	300,938	Societe Generale	8/3/26	$2,010	$ —
PHP	18,536,700	USD	300,818	Societe Generale	8/3/26	1,970	—
PHP	9,311,600	USD	151,160	Societe Generale	8/3/26	941	—
TRY	30,767,147	USD	646,206	Standard Chartered Bank	8/3/26	1,268	—
USD	702,012	PHP	43,131,300	Citibank, N.A.	8/3/26	—	(2,518)
USD	531,226	PHP	32,675,160	Societe Generale	8/3/26	—	(2,508)
USD	1,423,919	PHP	87,569,600	Societe Generale	8/3/26	—	(6,489)
USD	648,680	TRY	30,767,147	Standard Chartered Bank	8/3/26	1,206	—
BRL	3,000,000	USD	587,015	Societe Generale	8/4/26	4,800	—
TRY	300,000,000	USD	6,302,760	Standard Chartered Bank	8/4/26	5,644	—
TRY	45,035,997	USD	946,033	Standard Chartered Bank	8/4/26	985	—
TRY	32,957,767	USD	691,954	Standard Chartered Bank	8/5/26	546	—
EUR	2,850,000	USD	3,252,662	Societe Generale	8/7/26	34,202	—
KZT	7,578,000	USD	13,170	Deutsche Bank AG	8/7/26	2,789	—
KZT	1,819,330,018	USD	3,668,591	Goldman Sachs International	8/7/26	162,959	—
PHP	17,366,400	USD	281,900	Standard Chartered Bank	8/7/26	1,748	—
PHP	9,361,300	USD	151,957	Standard Chartered Bank	8/7/26	942	—
TRY	51,906,078	USD	1,088,874	Standard Chartered Bank	8/7/26	76	—
USD	7,418,683	EUR	6,500,289	Societe Generale	8/7/26	—	(78,008)
KZT	3,826,046,226	USD	7,672,132	Deutsche Bank AG	8/10/26	376,561	—
KZT	7,327,000	USD	12,727	Deutsche Bank AG	8/10/26	2,686	—
TRY	30,767,147	USD	645,216	Standard Chartered Bank	8/10/26	—	(1,239)
USD	62,188	KZT	29,130,601	Deutsche Bank AG	8/10/26	907	—
RSD	110,000,000	USD	1,067,960	BNP Paribas	8/17/26	12,250	—
RSD	66,000,000	USD	641,854	Citibank, N.A.	8/17/26	6,272	—
ISK	11,678,802	EUR	81,159	JPMorgan Chase Bank, N.A.	8/20/26	1,032	—
VND	2,750,000,000	USD	102,765	Goldman Sachs International	8/26/26	1,648	—
USD	188,750	KZT	90,760,282	Deutsche Bank AG	8/27/26	—	(972)
USD	188,750	KZT	90,788,594	Deutsche Bank AG	8/27/26	—	(1,031)
KZT	113,618,776	USD	216,520	Deutsche Bank AG	9/14/26	19,455	—
KZT	96,781,504	USD	185,121	Deutsche Bank AG	9/14/26	15,884	—
KZT	1,372,243,760	USD	2,836,386	Deutsche Bank AG	9/14/26	13,633	—
USD	189,019	KZT	91,825,483	Deutsche Bank AG	9/14/26	—	(1,694)
USD	189,019	KZT	91,882,189	Deutsche Bank AG	9/14/26	—	(1,811)
USD	189,019	KZT	91,901,091	Deutsche Bank AG	9/14/26	—	(1,851)
USD	189,019	KZT	91,938,895	Deutsche Bank AG	9/14/26	—	(1,929)
MYR	4,000,000	USD	992,334	Barclays Bank PLC	9/15/26	—	(12,287)
USD	44,987	EGP	2,697,000	Deutsche Bank AG	9/15/26	—	(6,799)
AUD	850,000	USD	604,504	Standard Chartered Bank	9/16/26	—	(6,851)
AUD	905,000	USD	636,950	State Street Bank and Trust Company	9/16/26	—	(626)
AUD	2,895,000	USD	2,037,537	State Street Bank and Trust Company	9/16/26	—	(2,003)
CHF	2,462,000	USD	3,160,309	BNP Paribas	9/16/26	—	(100,703)
CHF	630,000	USD	777,490	Standard Chartered Bank	9/16/26	5,431	—
CNH	14,200,160	USD	2,111,763	Citibank, N.A.	9/16/26	—	(2,531)

International Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CNH	14,847,030	USD	2,205,079	Goldman Sachs International	9/16/26	$237	$ —
CNH	21,229,600	USD	3,152,950	JPMorgan Chase Bank, N.A.	9/16/26	406	—
CNH	13,200,000	USD	1,961,886	Societe Generale	9/16/26	—	(1,213)
CRC	1,711,910,000	USD	3,760,373	JPMorgan Chase Bank, N.A.	9/16/26	3,184	—
CRC	350,000,000	USD	774,336	JPMorgan Chase Bank, N.A.	9/16/26	—	(4,877)
EUR	6,452,076	HUF	2,270,403,468	Barclays Bank PLC	9/16/26	290,662	—
EUR	1,077,971	PLN	4,680,735	Barclays Bank PLC	9/16/26	—	(7,736)
EUR	512,211	PLN	2,224,041	JPMorgan Chase Bank, N.A.	9/16/26	—	(3,658)
EUR	295,092	PLN	1,282,335	Societe Generale	9/16/26	—	(2,384)
EUR	413,129	PLN	1,795,889	Societe Generale	9/16/26	—	(3,503)
GBP	2,850,000	USD	3,799,131	State Street Bank and Trust Company	9/16/26	41,870	—
GEL	2,130,000	USD	795,667	ICBC Standard Bank plc	9/16/26	13,402	—
GHS	13,000,000	USD	1,135,371	ICBC Standard Bank plc	9/16/26	—	(31,325)
HUF	26,633,240	EUR	74,380	Barclays Bank PLC	9/16/26	—	(1,900)
HUF	179,353,788	EUR	500,890	Barclays Bank PLC	9/16/26	—	(12,795)
HUF	715,000,000	EUR	2,004,068	Deutsche Bank AG	9/16/26	—	(59,386)
HUF	204,337,262	EUR	572,494	Societe Generale	9/16/26	—	(16,692)
HUF	1,376,049,680	EUR	3,855,291	Societe Generale	9/16/26	—	(112,410)
ILS	6,550,000	USD	2,239,087	Citibank, N.A.	9/16/26	—	(93,124)
ILS	1,895,940	USD	651,548	Deutsche Bank AG	9/16/26	—	(30,385)
ILS	2,527,793	USD	869,292	Goldman Sachs International	9/16/26	—	(41,117)
ILS	189,594	USD	64,982	UBS AG	9/16/26	—	(2,865)
ILS	971,641	USD	333,875	UBS AG	9/16/26	—	(15,538)
JPY	416,621,211	USD	2,621,021	Goldman Sachs International	9/16/26	6,332	—
KES	410,600,000	USD	3,137,944	Standard Chartered Bank	9/16/26	21,419	—
KZT	113,142,432	USD	216,520	Deutsche Bank AG	9/16/26	18,303	—
KZT	56,479,195	USD	108,260	Deutsche Bank AG	9/16/26	8,960	—
NZD	3,770,000	USD	2,197,127	Standard Chartered Bank	9/16/26	26,466	—
PKR	265,000,000	USD	929,825	Citibank, N.A.	9/16/26	16,326	—
SGD	4,566,120	USD	3,570,310	Citibank, N.A.	9/16/26	1,123	—
SGD	2,107,440	USD	1,649,710	Deutsche Bank AG	9/16/26	—	(1,357)
SGD	2,107,440	USD	1,648,974	Goldman Sachs International	9/16/26	—	(620)
SGD	1,350,000	USD	1,057,319	HSBC Bank USA, N.A.	9/16/26	—	(1,404)
THB	9,274,510	USD	283,800	Standard Chartered Bank	9/16/26	—	(5,115)
THB	17,218,740	USD	526,539	Standard Chartered Bank	9/16/26	—	(9,141)
THB	12,594,743	USD	388,144	Standard Chartered Bank	9/16/26	—	(9,690)
THB	30,712,007	USD	936,095	Standard Chartered Bank	9/16/26	—	(13,244)
THB	34,900,000	USD	1,064,930	Standard Chartered Bank	9/16/26	—	(16,236)
UGX	5,182,410,000	USD	1,380,136	Societe Generale	9/16/26	—	(4,903)
USD	100,972	ILS	308,702	Bank of America, N.A.	9/16/26	—	(167)
USD	109,698	ILS	335,403	Bank of America, N.A.	9/16/26	—	(189)
USD	110,665	ILS	338,502	Bank of America, N.A.	9/16/26	—	(238)
USD	91,695	ILS	279,328	Barclays Bank PLC	9/16/26	179	—
USD	724,656	ILS	2,205,781	Goldman Sachs International	9/16/26	1,981	—

International Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	168,471	ILS	512,252	Goldman Sachs International	9/16/26	$643	$ —
USD	185,006	ILS	565,093	JPMorgan Chase Bank, N.A.	9/16/26	—	(134)
USD	546,847	ILS	1,666,616	Standard Chartered Bank	9/16/26	818	—
USD	1,909,114	ILS	5,584,968	UBS AG	9/16/26	79,323	—
USD	109,355	ILS	333,323	UBS AG	9/16/26	149	—
USD	201,060	KZT	97,212,466	Bank of America, N.A.	9/16/26	—	(701)
USD	204,201	KZT	98,955,887	Bank of America, N.A.	9/16/26	—	(1,178)
USD	992,783	NZD	1,700,000	Citibank, N.A.	9/16/26	—	(9,898)
USD	1,800	NZD	3,080	Goldman Sachs International	9/16/26	—	(16)
USD	5,792	NZD	9,910	Goldman Sachs International	9/16/26	—	(53)
USD	1,442	NZD	2,470	Standard Chartered Bank	9/16/26	—	(15)
USD	2,867	NZD	4,919	Standard Chartered Bank	9/16/26	—	(35)
USD	4,641	NZD	7,950	Standard Chartered Bank	9/16/26	—	(48)
USD	9,245	NZD	15,863	Standard Chartered Bank	9/16/26	—	(111)
USD	1,073	NZD	1,840	UBS AG	9/16/26	—	(12)
USD	3,458	NZD	5,930	UBS AG	9/16/26	—	(40)
USD	4,135,565	SEK	38,810,000	JPMorgan Chase Bank, N.A.	9/16/26	50,569	—
USD	2,100,259	SGD	2,700,000	Goldman Sachs International	9/16/26	—	(11,572)
USD	224,332	ZAR	3,800,720	Bank of America, N.A.	9/16/26	—	(4,948)
USD	81,293	ZAR	1,341,421	Barclays Bank PLC	9/16/26	372	—
USD	48,800	ZAR	822,306	Barclays Bank PLC	9/16/26	—	(806)
USD	3,563,876	ZAR	59,099,999	Deutsche Bank AG	9/16/26	—	(1,352)
USD	169,932	ZAR	2,815,138	HSBC Bank USA, N.A.	9/16/26	107	—
USD	169,829	ZAR	2,815,138	HSBC Bank USA, N.A.	9/16/26	5	—
USD	947,182	ZAR	15,710,523	HSBC Bank USA, N.A.	9/16/26	—	(561)
USD	77,766	ZAR	1,317,000	HSBC Bank USA, N.A.	9/16/26	—	(1,683)
VND	25,800,000,000	USD	967,089	Citibank, N.A.	9/16/26	11,135	—
VND	245,669,000,000	USD	9,216,620	JPMorgan Chase Bank, N.A.	9/16/26	98,081	—
ZAR	64,741,831	USD	3,904,092	Deutsche Bank AG	9/16/26	1,481	—
ZAR	738,005	USD	44,504	Deutsche Bank AG	9/16/26	17	—
ZMW	26,500,000	USD	1,516,886	Standard Chartered Bank	9/16/26	—	(111,174)
MXN	38,083,679	USD	2,169,021	Goldman Sachs International	9/17/26	21,760	—
MXN	3,860,000	USD	219,843	Goldman Sachs International	9/17/26	2,206	—
MYR	1,000,000	USD	247,641	Barclays Bank PLC	9/17/26	—	(2,618)
MYR	1,000,000	USD	249,122	Barclays Bank PLC	9/17/26	—	(4,098)
MYR	4,000,000	USD	991,547	Barclays Bank PLC	9/17/26	—	(11,453)
MYR	4,000,000	USD	996,562	Barclays Bank PLC	9/17/26	—	(16,468)
MNT	24,656,700	USD	6,438	JPMorgan Chase Bank, N.A.	9/28/26	333	—
EUR	37,930	ISK	5,445,560	Bank of America, N.A.	9/30/26	—	(107)
MNT	25,405,000	USD	6,621	JPMorgan Chase Bank, N.A.	10/5/26	346	—
AMD	160,895,000	USD	404,259	ICBC Standard Bank plc	10/7/26	33,081	—
VND	20,000,000,000	USD	751,682	Citibank, N.A.	10/9/26	5,373	—
VND	744,127,884	USD	27,980	Goldman Sachs International	10/13/26	177	—
RUB	10,253,000	USD	127,987	Deutsche Bank AG	10/14/26	—	(2,198)

International Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AMD	1,016,711,000	USD	2,661,547	ICBC Standard Bank plc	10/15/26	$100,266	$ —
AMD	167,489,000	USD	438,453	ICBC Standard Bank plc	10/15/26	16,517	—
KZT	14,889,000	USD	24,378	Deutsche Bank AG	10/15/26	6,223	—
USD	376,721	KZT	182,766,311	Deutsche Bank AG	10/15/26	1,088	—
USD	103,061	KZT	50,000,000	Deutsche Bank AG	10/15/26	298	—
USD	83,900	KZT	41,027,167	Deutsche Bank AG	10/15/26	—	(422)
USD	189,019	KZT	92,260,227	Deutsche Bank AG	10/15/26	—	(600)
USD	189,019	KZT	92,411,443	Deutsche Bank AG	10/15/26	—	(911)
USD	189,019	KZT	92,430,345	Deutsche Bank AG	10/15/26	—	(950)
VND	456,078,377	USD	17,136	JPMorgan Chase Bank, N.A.	10/16/26	116	—
UGX	175,285,932	USD	46,213	Standard Chartered Bank	10/20/26	67	—
USD	24,045	UGX	88,725,000	Standard Chartered Bank	10/20/26	619	—
USD	22,756	UGX	86,560,932	Standard Chartered Bank	10/20/26	—	(98)
UGX	89,446,000	USD	23,576	Standard Chartered Bank	10/21/26	37	—
UGX	328,806,151	USD	87,136	Standard Chartered Bank	10/21/26	—	(336)
USD	24,045	UGX	89,446,000	Standard Chartered Bank	10/21/26	432	—
USD	87,135	UGX	328,806,151	Standard Chartered Bank	10/21/26	335	—
VND	13,850,563,900	USD	522,466	Standard Chartered Bank	10/22/26	1,170	—
VND	50,000,000,000	USD	1,886,079	UBS AG	10/22/26	4,228	—
KZT	14,743,000	USD	24,189	Deutsche Bank AG	10/23/26	6,035	—
UGX	89,326,000	USD	23,544	Standard Chartered Bank	10/23/26	29	—
USD	24,045	UGX	89,326,000	Standard Chartered Bank	10/23/26	471	—
KZT	22,541,000	USD	37,252	Deutsche Bank AG	10/27/26	8,900	—
USD	262,233	KZT	126,553,862	Deutsche Bank AG	10/27/26	3,122	—
USD	131,117	KZT	63,408,048	Deutsche Bank AG	10/27/26	1,293	—
USD	131,117	KZT	63,539,165	Deutsche Bank AG	10/27/26	1,024	—
KZT	7,522,176	USD	12,727	Deutsche Bank AG	11/3/26	2,640	—
UGX	179,133,000	USD	47,153	Standard Chartered Bank	11/3/26	41	—
USD	48,089	UGX	179,133,000	Standard Chartered Bank	11/3/26	896	—
UGX	44,783,000	USD	11,810	Standard Chartered Bank	11/6/26	—	(19)
USD	12,022	UGX	44,783,000	Standard Chartered Bank	11/6/26	231	—
ZMW	300,000	USD	12,361	Societe Generale	11/6/26	3,498	—
UGX	179,662,000	USD	47,354	Standard Chartered Bank	11/10/26	—	(91)
USD	24,045	UGX	89,807,000	Standard Chartered Bank	11/10/26	420	—
USD	24,045	UGX	89,855,000	Standard Chartered Bank	11/10/26	407	—
UGX	90,288,000	USD	23,791	Standard Chartered Bank	11/12/26	—	(50)
USD	24,045	UGX	90,288,000	Standard Chartered Bank	11/12/26	304	—
UGX	45,805,000	USD	12,067	Standard Chartered Bank	11/13/26	—	(25)
USD	12,022	UGX	45,805,000	Standard Chartered Bank	11/13/26	—	(19)
UGX	93,774,000	USD	24,710	Standard Chartered Bank	11/16/26	—	(74)
USD	24,045	UGX	93,774,000	Bank of America, N.A.	11/16/26	—	(591)
TRY	9,587,184	USD	173,478	Standard Chartered Bank	11/19/26	10,831	—
USD	174,692	TRY	9,587,184	Standard Chartered Bank	11/19/26	—	(9,617)
KZT	58,325,026	USD	108,260	Deutsche Bank AG	12/14/26	9,356	—

International Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	56,295,153	USD	104,299	Deutsche Bank AG	12/14/26	$9,224	$ —
KZT	49,013,706	USD	91,078	Deutsche Bank AG	12/14/26	7,761	—
MYR	2,000,000	USD	484,261	Barclays Bank PLC	12/16/26	6,961	—
MYR	1,300,000	USD	317,499	Barclays Bank PLC	12/16/26	1,795	—
MYR	3,000,000	USD	727,290	State Street Bank and Trust Company	12/16/26	9,543	—
NGN	141,924,000	USD	95,658	JPMorgan Chase Bank, N.A.	12/16/26	3,567	—
USD	97,811	NGN	141,924,000	Citibank, N.A.	12/16/26	—	(1,413)
KZT	83,223,507	USD	156,582	Deutsche Bank AG	12/17/26	11,085	—
RUB	13,793,000	USD	166,899	ICBC Standard Bank plc	1/13/27	—	(2,487)
NGN	13,858,000	USD	8,634	Standard Chartered Bank	1/21/27	952	—
USD	9,453	NGN	13,858,000	Bank of America, N.A.	1/21/27	—	(134)
KWD	195,000	USD	640,604	Standard Chartered Bank	3/3/27	—	(8,572)
USD	645,690	KWD	195,000	Standard Chartered Bank	3/3/27	13,658	—
KZT	47,004,000	USD	84,998	Deutsche Bank AG	3/11/27	7,294	—
UZS	2,528,426,000	USD	193,231	Deutsche Bank AG	3/11/27	11,275	—
UZS	1,263,247,000	USD	96,615	Deutsche Bank AG	3/11/27	5,559	—
UZS	1,265,662,000	USD	96,615	Deutsche Bank AG	3/12/27	5,739	—
UZS	1,263,247,000	USD	96,615	Deutsche Bank AG	3/12/27	5,544	—
NGN	175,692,000	USD	115,587	JPMorgan Chase Bank, N.A.	3/15/27	3,898	—
USD	117,284	NGN	175,692,000	Standard Chartered Bank	3/15/27	—	(2,201)
UZS	1,842,208,144	USD	141,328	Deutsche Bank AG	3/17/27	7,543	—
UZS	920,397,433	USD	70,664	Deutsche Bank AG	3/17/27	3,714	—
UZS	681,384,000	USD	52,273	Deutsche Bank AG	3/17/27	2,790	—
UZS	185,760,000	USD	14,262	Deutsche Bank AG	3/17/27	750	—
UZS	154,671,000	USD	11,875	Deutsche Bank AG	3/17/27	624	—
UZS	1,845,741,340	USD	141,328	Deutsche Bank AG	3/18/27	7,806	—
UZS	922,870,670	USD	70,664	Deutsche Bank AG	3/18/27	3,903	—
UZS	805,620,000	USD	61,686	Deutsche Bank AG	3/18/27	3,407	—
UZS	402,810,000	USD	30,843	Deutsche Bank AG	3/18/27	1,704	—
UZS	1,275,666,784	USD	97,305	Deutsche Bank AG	3/19/27	5,752	—
RUB	28,723,000	USD	333,801	ICBC Standard Bank plc	4/13/27	—	(487)
						$1,771,422	$(958,938)

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(1)	Short	9/8/26	$(131,275)	$876
					$876

International Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
ICBC Standard Bank plc	USD	1,404	Total Return on UZS 16,466,000,000 Uzbekistan Treasury Bonds, 13.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	$13,264
ICBC Standard Bank plc	USD	1,657	Total Return on UZS 18,000,000,000 Uzbekistan Treasury Bonds, 14.00%, 6/3/29 (pays upon termination)	Fully Funded[1]	6/3/29	1,360
ICBC Standard Bank plc	USD	449	Total Return on UZS 5,000,000,000 Uzbekistan Treasury Bonds, 14.00%, 6/5/29 (pays upon termination)	Fully Funded[1]	6/5/29	(82)
ICBC Standard Bank plc	USD	837	Total Return on UZS 9,744,000,000 Uzbekistan Treasury Bonds, 13.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	1,410
						$15,952

[1]	The Portfolio enters into fully funded total return swap agreements. Under these arrangements, the Portfolio does not make periodic payments to the counterparty.

Abbreviations:
COF	– Cost of Funds 11th District
OTC	– Over-the-counter
TLREF	– Turkish Lira Overnight Reference Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CRC	– Costa Rican Colon
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling

GEL	– Georgian Lari
GHS	– Ghanaian Cedi
HUF	– Hungarian Forint
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik
MXN	– Mexican Peso
MYR	– Malaysian Ringgit

International Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

NGN	– Nigerian Naira
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
PHP	– Philippine Peso
PKR	– Pakistan Rupee
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
RUB	– Russian Ruble

SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UGX	– Ugandan Shilling
USD	– United States Dollar
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At July 31, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At July 31, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $30,050,835, which represents 9.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$815,625	$284,475,970	$(255,240,760)	$ —	$ —	$30,050,835	$683,512	30,050,835

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

International Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

At July 31, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$1,431,510	$ —	$1,431,510
Sovereign Government Bonds	—	75,425,310	—	75,425,310
U.S. Government Agency Mortgage-Backed Securities	—	50,037	—	50,037
Short-Term Investments:
Affiliated Fund	30,050,835	—	—	30,050,835
Sovereign Government Securities	—	61,666,305	—	61,666,305
U.S. Treasury Obligations	—	137,323,066	—	137,323,066
Purchased Currency Options	—	163,981	—	163,981
Total Investments	$30,050,835	$276,060,209	$—	$306,111,044
Forward Foreign Currency Exchange Contracts	$ —	$2,669,787	$ —	$2,669,787
Futures Contracts	876	—	—	876
Swap Contracts	—	16,034	—	16,034
Total	$30,051,711	$278,746,030	$—	$308,797,741
Liability Description
Written Currency Options	$ —	$(4,101)	$ —	$(4,101)
Forward Foreign Currency Exchange Contracts	—	(1,391,462)	—	(1,391,462)
Swap Contracts	—	(82)	—	(82)
Total	$ —	$(1,395,645)	$ —	$(1,395,645)
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent annual or semi-annual financial statements.